Derivative financial instruments and hedge accounting - Hedging derivative instruments (Details) - Cash flow hedge derivatives € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Derivative financial instruments and hedge accounting
Nominal amount of the hedging instrument	1,362	3,424
Change in fair value (effective hedge)	€ (280)	€ (1,418)
Change in fair value (ineffective hedge)	€ (1)	€ (2)
Commodity price risk | Over the counter contract
Derivative financial instruments and hedge accounting
Nominal amount of the hedging instrument	821	2,179
Change in fair value (effective hedge)	€ (438)	€ (1,357)
Change in fair value (ineffective hedge)		€ (2)
Commodity price risk | Futures contract
Derivative financial instruments and hedge accounting
Nominal amount of the hedging instrument	541	1,245
Change in fair value (effective hedge)	€ 158	€ (61)
Change in fair value (ineffective hedge)	€ (1)